13F-HR

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2006
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC				10/30/2006
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 48
                                        ----------------------

Form 13F Information Table Value Total: 384,152
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102    10728   234436 SH       Sole                   230611              3825
                                                              8694   190000 SH       Defined                190000
American Express               COM              025816109     7825   139525 SH       Sole                   136875              2650
                                                              6617   118000 SH       Defined                118000
Berkshire Hathaway - CL A      COM              084670108    44068      460 SH       Sole                      460
                                                              9197       96 SH       Defined                    96
Berkshire Hathaway - CL B      COM              084670207    14286     4501 SH       Sole                     4392               109
                                                              4802     1513 SH       Defined                  1513
CBS Corp. - CL B               COM              124857202     3188   113172 SH       Sole                   111210              1962
Cadbury Schweppes plc-Spons AD COM              127209302    10559   246880 SH       Sole                   242680              4200
                                                              8013   187350 SH       Defined                187350
Constellation Brands, Inc.     COM              21036P108     9670   335980 SH       Sole                   329405              6575
                                                              8297   288300 SH       Defined                288300
DuPont                         COM              263534109     6376   148825 SH       Sole                   145800              3025
                                                              5847   136475 SH       Defined                136475
E. W. Scripps Co.              COM              811054204    11483   239574 SH       Sole                   234969              4605
                                                              9023   188245 SH       Defined                188245
Entercom Communications Corp.  COM              293639100     3959   157117 SH       Sole                   153917              3200
                                                              2857   113375 SH       Defined                113375
Equifax Inc.                   COM              294429105     9481   258276 SH       Sole                   253651              4625
                                                              7943   216375 SH       Defined                216375
Harley-Davidson Inc.           COM              412822108     8170   130200 SH       Sole                   127300              2900
                                                              8683   138375 SH       Defined                138375
IMS Health Inc.                COM              449934108     7794   292584 SH       Sole                   287284              5300
                                                              6265   235175 SH       Defined                235175
Johnson & Johnson              COM              478160104     3865    59509 SH       Sole                    58309              1200
                                                              4202    64700 SH       Defined                 64700
Masco Corp.                    COM              574599106     5802   211600 SH       Sole                   206575              5025
                                                              5690   207500 SH       Defined                207500
Oracle Corp.                   COM              68389X105     6925   390350 SH       Sole                   382850              7500
                                                              7350   414300 SH       Defined                414300
Praxair, Inc.                  COM              74005P104    11493   194275 SH       Sole                   190950              3325
                                                             10922   184625 SH       Defined                184625
Tiffany & Co.                  COM              886547108     2763    83225 SH       Sole                    81650              1575
                                                              2312    69625 SH       Defined                 69625
Time Warner Inc.               COM              887317105     9142   501482 SH       Sole                   491707              9775
                                                              8389   460175 SH       Defined                460175
Tyco International Ltd.        COM              902124106     9413   336307 SH       Sole                   329982              6325
                                                              6775   242050 SH       Defined                242050
United Technologies Corp.      COM              913017109     8627   136182 SH       Sole                   133507              2675
                                                              8121   128200 SH       Defined                128200
Viacom Inc. - CL B             COM              92553P201     6379   171569 SH       Sole                   168282              3287
                                                              4100   110262 SH       Defined                110262
Willis Group Holdings Ltd.     COM              G96655108     9719   255775 SH       Sole                   250625              5150
                                                              8481   223175 SH       Defined                223175
eBay Inc.                      COM              278642103     5172   182375 SH       Sole                   179275              3100
                                                              4300   151625 SH       Defined                151625
IShares Russell Mid Cap Index  ETF              464287499      385 4128.000 SH       Sole                 4128.000